OTHER LONG-TERM LIABILITIES - Disclosure of detailed information about undiscounted contractual payments relating to current and future lease liabilities (Details) $ in Thousands	Aug. 31, 2021 CAD ($)
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted contractual payments	$ 7,021
Less than 1 year
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted contractual payments	1,359
1 to 2 years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted contractual payments	1,355
2 to 3 years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted contractual payments	1,315
3 to 4 years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted contractual payments	1,109
4 to 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted contractual payments	576
Thereafter
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted contractual payments	$ 1,307